7. Interest in joint venture (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfInterestsInJointVenturesLineItems [Line Items]
Equity attributable to the owners	$ 424	$ 435
SACME
SummaryOfInterestsInJointVenturesLineItems [Line Items]
Percentage interest held in capital stock and votes	50.00%
Equity attributable to the owners	$ 424	$ 435